DISCONTINUED OPERATIONS	12 Months Ended
Feb. 02, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

During the fiscal year ended February 3, 2017, Dell Inc. entered into a definitive agreement with NTT Data International L.L.C. to divest substantially all of Dell Services, and on November 2, 2016, the parties closed substantially all of the transaction. During the fiscal year ended February 3, 2017, Dell Inc. entered into a definitive agreement with Francisco Partners and Elliot Management Corporation to divest substantially all of DSG, and on October 31, 2016, the parties closed the transaction. During the fiscal year ended February 3, 2017, EMC, a subsidiary of the Company, entered into a definitive agreement with OpenText Corporation to divest the Dell EMC Enterprise Content Division, and on January 23, 2017, the parties closed the transaction. Upon closing of the respective transactions, the Company entered into transition services agreements with NTT Data International L.L.C., Francisco Partners and Elliot Management, and OpenText Corporation pursuant to which the Company provides various administrative services on an interim transitional basis. Transition services may be provided for up to one year, with an option to renew after that period. The Company also entered into various commercial agreements with NTT Data International L.L.C., Francisco Partners and Elliot Management, and OpenText Corporation that include reseller agreements for certain offerings.

In accordance with applicable accounting guidance, the Company reclassified the financial results of Dell Services, DSG, and ECD as discontinued operations in the Consolidated Statements of Income (Loss) for the relevant periods. The following table presents key financial results of Dell Services, DSG, and ECD included in "Income from discontinued operations, net of income taxes" for the fiscal year ended February 3, 2017:

	Fiscal Year Ended February 3, 2017
	ECD (a)	Dell Services	DSG	Total
	(in millions)
Net revenue	$208	$1,980	$975	$3,163
Cost of net revenue	56	1,563	250	1,869
Operating expenses	137	347	726	1,210
Interest and other, net	(1)	(8)	(2)	(11)
Income (loss) from discontinued operations before income taxes and gain (loss) on disposal	14	62	(3)	73
Income tax provision (benefit)	3	(40)	(23)	(60)
Income from discontinued operations, net of income taxes, before gain (loss) on disposal	11	102	20	133
Gain (loss) on disposal, net of tax expense (benefit) of $181, $(262), and $462, respectively	(356)	1,669	470	1,783
Income (loss) from discontinued operations, net of income taxes	$(345)	$1,771	$490	$1,916

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(a)
The Company classified the results of ECD as discontinued operations for the period from September 7, 2016 through February 3, 2017 because the ECD business was only included in the Company's consolidated results since the closing of the EMC merger transaction on September 7, 2016.

Cash flows from the Company's discontinued operations are included in the accompanying Consolidated Statements of Cash Flows. The significant cash flow items from Dell Services and DSG for the fiscal year ended February 3, 2017 were as follows:

Fiscal Year Ended
February 3, 2017
Depreciation and amortization (a)	$32
Capital expenditures	$82
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(a)
Depreciation and amortization ceased upon determination that Dell Services and DSG had met the criteria for discontinued operations reporting as of March 27, 2016 and June 19, 2016, respectively. Depreciation and amortization for ECD ceased upon determination that the held for sale criteria were met as of September 7, 2016, concurrently with the closing of the EMC merger transaction.

Depreciation and amortization for ECD ceased upon determination that the held-for-sale criteria were met. Capital expenditures for ECD were immaterial for the period from September 7, 2016 through October 28, 2016.